As filed with the Securities and Exchange Commission on March 8, 2011
Registration Nos. 333-111901
811-06017

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 26	☑

ARTIO GLOBAL EQUITY FUND INC.
(Exact Name of Registrant as Specified in Charter)
330 Madison Avenue, New York, New York 10017
(Address of Principal Executive Offices)
Registrant’s Telephone Number:
(212) 297-3600
Anthony Williams
President
c/o Artio Global Management LLC
330 Madison Avenue
New York, New York 10017
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on March 1, 2011 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note: This Post-Effective Amendment (“PEA”) No. 15 to the Registration Statement of Artio Global Equity Fund Inc. (the “Corporation”) hereby incorporates Parts A, B and C from the Corporation’s PEA No. 14 on Form N-1A filed on February 25, 2011. This PEA No. 15 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 14 to the Corporation’s Registration Statement.

TABLE OF CONTENTS

SIGNATURES
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 15 for Artio Global Equity Fund Inc. to the Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 15 for Artio Global Equity Fund Inc. to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on March 8, 2011.

ARTIO GLOBAL EQUITY FUND INC.
By:	/s/ Anthony Williams
Anthony Williams
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Anthony Williams	President and Chief Executive	March 8, 2011
Anthony Williams	Officer

/s/ Timothy Clemens
Timothy Clemens	Chief Financial Officer	March 8, 2011

Antoine Bernheim* Antoine Bernheim	Director	March 8, 2011

Thomas Gibbons* Thomas Gibbons	Director	March 8, 2011

Cynthia Hostetler* Cynthia Hostetler	Director	March 8, 2011

Harvey B. Kaplan* Harvey B. Kaplan	Director	March 8, 2011

Robert S. Matthews* Robert S. Matthews	Director	March 8, 2011

Robert McGuire* Robert McGuire	Director	March 8, 2011

Glen Wisher* Glen Wisher	Director	March 8, 2011

Peter Wolfram* Peter Wolfram	Director	March 8, 2011

*By:	/s/ John Whilesmith
John Whilesmith
(*As Attorney-in-Fact pursuant to Powers of Attorney filed as exhibit (q) to Post-Effective Amendment No. 13 as filed with the SEC via EDGAR on December 23, 2010.)